Note Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	$ 516,022	$ 468,931
Loans and Leases Receivable, Gross, Carrying Amount, Covered	0	517,274
Loans transfer to non-covered status				$ 514,600
Mortgage loans related to buy-back option program	26,663,713	24,423,427
Non-covered Loans held-in-portfolio	26,507,889	24,292,794
Reliable Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired			$ 1,802,463
Buy back option program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing loans past-due 90 days or more	134,000	840,000
Mortgage loans related to buy-back option program	134,000	840,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans Sold	59,000	64,000
GNMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	413,000	376,000
FNMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	94,000	86,000
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	205,000	311,000
Non-covered Loans held-in-portfolio	5,489,441	3,810,527
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	624,000	460,000
Non-covered Loans held-in-portfolio	7,235,258	7,270,407
Mortgages | US Government Agency Insured Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,400,000	1,800,000
Mortgages | US Government Agency Insured Loans | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past Due	598,000	1,200,000
Commercial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans		2,000
Loans Sold	30,000
Commercial Loans | Reliable Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired			341,000
Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans		2,000
Non-covered Loans held-in-portfolio	934,773	809,990
Reverse Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	69,000	58,000
Residential mortgage loans insured By FHA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing loans past-due 90 days or more	283,000	178,000
Auto Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,608,785	850,813
Auto Loan | Reliable Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired			$ 1,600,000
ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of SOP loans	$ 2,200,000	$ 2,500,000